AMERICAN GENERAL LIFE
INSURANCE COMPANY

P.O. Box 4382 - Houston, Texas 77210                           A Subsidiary of
713-522-1111                                      American General Corporation

Law Department


                                  May 5, 1997


BY EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549


             Re:  American General Life Insurance Company and
                  American General Life Insurance Company
                  Separate Account D ("Registrant")
                  File Nos: 333-25549 and 811-2441
                  CIK No. 0000089031
                  -------------------------------------------


Commissioners:

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its Form N-4 Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as informed by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have been different from that contained in the Registration Statement, and

     (2) the Registration Statement was filed electronically on April 21, 1997.

Securities and Exchange Commission
May 5, 1997
Page 2


     Please direct any inquiry regarding the foregoing to the undersigned or to Gary O. Cohen at the law firm of Freedman, Levy, Kroll & Simonds at (202-457-5107).

                                      Very truly yours,

                                      American General Life Insurance Company, on behalf of its Separate Account D



                                      By:/s/STEVEN A. GLOVER
                                      ----------------------
                                      Steven A. Glover
                                      Associate General Counsel